Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net earnings and comprehensive income	$ 58,276	$ 64,355	$ 16,353
Adjustments to reconcile net earnings to net cash provided by operating activities:
Depreciation and amortization	55,600	55,170	46,524
Asset impairment loss	25	511	1,598
Gain on sale of business	0	(271)	(4,175)
(Gain) loss on asset disposition	(128)	52	371
Equity in losses of unconsolidated investments	1,701	1,113	571
Unrealized gain on derivative instruments	0	(3,096)	(817)
Share based compensation	7,613	5,531	4,802
Deferred tax provision	9,659	14,097	8,634
Other	910	2,489	1,473
Increase (decrease) in cash resulting from changes in operating assets and liabilities, net of business acquisitions and dispositions:
Restricted cash	9,178	18,342	(20,338)
Accounts receivable	(5,396)	(407)	290
Other current assets	(3,075)	3,235	112
Income taxes	764	7,995	(12,729)
Accounts payable	3,459	14,447	1,834
Purses payable	(10,148)	7,301	(92)
Accrued expenses	9,923	2,441	4,963
Deferred revenue	8,804	3,633	11,379
Deferred riverboat subsidy	0	(40,492)	0
Other assets and liabilities	(2,758)	16,549	(896)
Net cash provided by operating activities	144,407	172,995	59,857
Cash flows from investing activities:
Additions to property and equipment	(41,298)	(22,667)	(61,952)
Acquisition of businesses, net of cash acquired	(142,915)	0	(169,665)
Acquisition of gaming license	(2,250)	(2,250)	(2,750)
Investment in joint venture	(19,850)	0	0
Purchases of minority investments	(2,153)	(1,189)	(450)
Proceeds on sale of property and equipment	833	55	57
Proceeds from insurance recoveries	10,505	183	0
Change in deposit wagering asset	(2,860)	(1,010)	(181)
Net cash used in investing activities	(199,988)	(26,878)	(234,941)
Cash flows from financing activities:
Borrowings on bank line of credit	554,248	320,181	442,758
Repayments of bank line of credit	(472,083)	(457,736)	(248,773)
Change in bank overdraft	555	(188)	1,922
Payments of dividends	(22,461)	(8,165)	(6,777)
Repurchase of common stock	(5,094)	(1,308)	(944)
Common stock issued	6,377	725	564
Windfall (shortfall) tax provision from share based compensation	1,407	151	(126)
Loan origination fees	(67)	(155)	(421)
Change in deposit wagering liability	2,551	802	139
Net cash provided by (used in) financing activities	65,433	(145,693)	188,342
Net increase in cash and cash equivalents	9,852	424	13,258
Cash and cash equivalents, beginning of year	27,325	26,901	13,643
Cash and cash equivalents, end of year	37,177	27,325	26,901
Supplemental disclosures of cash flow information:
Interest	2,856	5,521	3,746
Income taxes	24,462	24,785	11,778
Schedule of non-cash investing and financing activities:
Issuance of common stock in connection with Company LTIP and other restricted stock plans	5,459	5,058	2,525
Property and equipment additions included in accounts payable and accrued expenses	5,254	787	47
Property and equipment reductions included in accounts receivable	0	9,870	0
Assets acquired and liabilities assumed from acquisition of businesses:
Accounts receivable, net	486	0	2,925
Other current assets	688	0	2,813
Income tax receivable	0	0	941
Other non-current assets	282	0	20,233
Property and equipment, net	64,935	0	56,183
Goodwill	36,702	0	99,179
Other intangible assets	46,004	0	86,305
Accounts payable	(780)	0	(11,605)
Accrued expenses	(5,234)	0	(7,713)
Other liabilities	0	0	(62)
Deferred revenue	(168)	0	(299)
Issuance Of Common Stock For Extinguishment Of Convertible Note Payable [Member]
Schedule of non-cash investing and financing activities:
Issuance of common stock	0	19,399	0
Issuance Of Common Stock In Connection With Acquisition Of Business [Member]
Schedule of non-cash investing and financing activities:
Issuance of common stock	$ 0	$ 0	$ 86,497